Financial Instruments And Risk Management (Summary Of Unrealized Risk Management Position By Product) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Risk Management, asset	$ 378	$ 772
Risk Management, liability	25	27
Risk Management and Other Derivative Guarantee Obligations, liability	54	27
Net Risk Management and Other Derivative Guanrantee Liabilities	324	745
Natural Gas [Member]
Derivative [Line Items]
Risk Management, asset	53	609
Risk Management and Other Derivative Guarantee Obligations, liability	4	5
Net Risk Management and Other Derivative Guanrantee Liabilities	49	604
Crude Oil [Member]
Derivative [Line Items]
Risk Management, asset	325	163
Risk Management and Other Derivative Guarantee Obligations, liability		4
Net Risk Management and Other Derivative Guanrantee Liabilities	325	159
Power and Other [Member]
Derivative [Line Items]
Risk Management, asset	0	0
Risk Management and Other Derivative Guarantee Obligations, liability	50	18
Net Risk Management and Other Derivative Guanrantee Liabilities	$ (50)	$ (18)